As filed with the Securities and Exchange
Commission on March 16, 2012
1933 Act File No. 33-5186
1940 Act File No. 811-04651

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
PRE-EFFECTIVE AMENDMENT NO. ☐
POST-EFFECTIVE AMENDMENT NO. 54
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
AMENDMENT NO. 54
(CHECK APPROPRIATE BOX OR BOXES)
JOHN HANCOCK STRATEGIC SERIES
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE
(617) 663-2999
THOMAS M. KINZLER, ESQ.
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)
COPIES OF COMMUNICATIONS TO:
MARK P. GOSHKO, ESQ.
K&L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
     ☑ immediately upon filing pursuant to paragraph (b) of Rule 485
     ☐ on (date) pursuant to paragraph (b) of Rule 485
     ☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ☐ on (date) pursuant to paragraph (a)(1) of Rule 485
     ☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     ☐ on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

     ☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TABLE OF CONTENTS

SIGNATURES
Exhibit Index
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT
SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 16th day of March 2012.
JOHN HANCOCK STRATEGIC SERIES

By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Keith F. Hartstein Keith F. Hartstein	President and Chief Executive Officer	March 16, 2012

/s/ Charles A. Rizzo Charles A. Rizzo	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	March 16, 2012

/s/ William H. Cunningham* William H. Cunningham	Trustee	March 16, 2012

/s/ Deborah C. Jackson* Deborah C. Jackson	Trustee	March 16, 2012

/s/ Stanley Martin* Stanley Martin	Trustee	March 16, 2012

/s/ Patti McGill Peterson* Patti McGill Peterson	Trustee	March 16, 2012

/s/ Hugh McHaffie* Hugh McHaffie	Trustee	March 16, 2012

/s/ John A. Moore* John A. Moore	Trustee	March 16, 2012

/s/ Steven R. Pruchansky* Steven R. Pruchansky	Trustee	March 16, 2012

/s/ Gregory A. Russo* Gregory A. Russo	Trustee	March 16, 2012

/s/ John G. Vrysen* John G. Vrysen	Trustee	March 16, 2012

*	By: Power of Attorney

By:	/s/ Nicholas J. Kolokithas Nicholas J. Kolokithas	March 16, 2012
Attorney-in-Fact

*	Pursuant to Power of Attorney filed with Post -Effective Amendment No. 53 to the Trust’s Registration Statement on February 28, 2012

Exhibit Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document